SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY (Details) - Stardust Power Inc And Subsidiary [Member] - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	68,125
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00001
Number of shares, Granted		550,000
Weighted Average Grant Date Fair Value - Granted		$ 0.00001
Number of shares, Vested		(381,875)
Weighted Average Grant Date Fair Value - Vested		$ 0.00001
Number of shares, Forfeited		(100,000)
Weighted Average Grant Date Fair Value - Forfeited		$ 0.00001
Number of shares, Unvested, Ending balance	125,411	68,125
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00001
Twenty Twenty Four Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance
Weighted Average Grant Date Fair Value - Unvested, Beginning balance
Number of shares, Granted	506,596
Weighted Average Grant Date Fair Value - Granted	$ 6.73
Number of shares, Vested
Weighted Average Grant Date Fair Value - Vested
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	506,596
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 6.73